CVT
Nasdaq 100 Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Automobiles — 3.1%
Tesla, Inc.(1)	56,335	$ 14,738,926
		$ 14,738,926
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	13,818	$ 1,088,167
Keurig Dr. Pepper, Inc.	40,805	1,529,371
Monster Beverage Corp.(1)	29,475	1,537,711
PepsiCo, Inc.	41,332	7,028,507
		$ 11,183,756
Biotechnology — 3.6%
Amgen, Inc.	16,169	$5,209,813
Biogen, Inc.(1)	4,383	849,601
Gilead Sciences, Inc.	37,463	3,140,898
Moderna, Inc.(1)	11,567	773,023
Regeneron Pharmaceuticals, Inc.(1)	3,262	3,429,145
Vertex Pharmaceuticals, Inc.(1)	7,766	3,611,811
		$17,014,291
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	122,274	$22,783,315
MercadoLibre, Inc.(1)	1,526	3,131,291
PDD Holdings, Inc. ADR(1)	20,098	2,709,411
		$28,624,017
Chemicals — 1.4%
Linde PLC	14,368	$6,851,525
		$6,851,525
Commercial Services & Supplies — 0.8%
Cintas Corp.	12,129	$2,497,119
Copart, Inc.(1)	28,956	1,517,294
		$4,014,413
Communications Equipment — 1.4%
Cisco Systems, Inc.	121,230	$6,451,861
		$6,451,861
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	13,340	$11,826,177
Dollar Tree, Inc.(1)	6,468	454,830
		$12,281,007
Electric Utilities — 1.3%
American Electric Power Co., Inc.	16,012	$1,642,831
Constellation Energy Corp.	9,409	2,446,528
Exelon Corp.	30,106	1,220,798
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	16,776	$ 1,095,473
		$ 6,405,630
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	4,019	$ 909,500
		$ 909,500
Energy Equipment & Services — 0.2%
Baker Hughes Co.	29,893	$ 1,080,632
		$ 1,080,632
Entertainment — 2.5%
Electronic Arts, Inc.	7,950	$1,140,348
Netflix, Inc.(1)	12,914	9,159,513
Take-Two Interactive Software, Inc.(1)	5,274	810,666
Warner Bros. Discovery, Inc.(1)	73,779	608,677
		$11,719,204
Financial Services — 0.5%
PayPal Holdings, Inc.(1)	30,763	$2,400,437
		$2,400,437
Food Products — 0.9%
Kraft Heinz Co.	36,382	$1,277,372
Mondelez International, Inc., Class A	40,195	2,961,166
		$4,238,538
Ground Transportation — 0.7%
CSX Corp.	58,338	$2,014,411
Old Dominion Freight Line, Inc.	6,448	1,280,831
		$3,295,242
Health Care Equipment & Supplies — 1.8%
DexCom, Inc.(1)	12,058	$808,368
GE HealthCare Technologies, Inc.	13,741	1,289,593
IDEXX Laboratories, Inc.(1)	2,477	1,251,430
Intuitive Surgical, Inc.(1)	10,693	5,253,150
		$8,602,541
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A(1)	13,240	$1,678,964
Booking Holdings, Inc.	1,009	4,250,029
DoorDash, Inc., Class A(1)	11,574	1,651,957
Marriott International, Inc., Class A	8,471	2,105,891
Starbucks Corp.	34,099	3,324,312
		$13,011,153
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	19,549	$4,040,974
		$4,040,974

CVT
Nasdaq 100 Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.5%
Alphabet, Inc., Class A	68,258	$ 11,320,589
Alphabet, Inc., Class C	65,066	10,878,385
Meta Platforms, Inc., Class A	40,492	23,179,240
		$ 45,378,214
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	14,915	$ 1,151,140
MongoDB, Inc.(1)	2,223	600,988
		$ 1,752,128
Life Sciences Tools & Services — 0.1%
Illumina, Inc.(1)	4,793	$625,055
		$625,055
Machinery — 0.3%
PACCAR, Inc.	15,774	$1,556,578
		$1,556,578
Media — 1.6%
Charter Communications, Inc., Class A(1)	4,295	$1,391,924
Comcast Corp., Class A	116,242	4,855,428
Trade Desk, Inc., Class A(1)	13,470	1,476,985
		$7,724,337
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	5,368	$925,443
		$925,443
Pharmaceuticals — 0.3%
AstraZeneca PLC ADR	17,522	$1,365,139
		$1,365,139
Professional Services — 1.3%
Automatic Data Processing, Inc.	12,271	$3,395,754
Paychex, Inc.	10,825	1,452,607
Verisk Analytics, Inc.	4,286	1,148,476
		$5,996,837
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	12,332	$930,326
		$930,326
Semiconductors & Semiconductor Equipment — 22.9%
Advanced Micro Devices, Inc.(1)	48,701	$7,990,860
Analog Devices, Inc.	14,940	3,438,740
Applied Materials, Inc.	24,807	5,012,254
ARM Holdings PLC ADR(1)(2)	3,765	538,433
ASML Holding NV-NY Shares(3)	2,836	2,363,097
Broadcom, Inc.	139,446	24,054,435
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.(1)(2)	16,597	$ 668,029
Intel Corp.	128,667	3,018,528
KLA Corp.	4,045	3,132,488
Lam Research Corp.	3,908	3,189,240
Marvell Technology, Inc.	26,064	1,879,736
Microchip Technology, Inc.	16,144	1,296,202
Micron Technology, Inc.	33,366	3,460,388
NVIDIA Corp.	285,777	34,704,759
NXP Semiconductors NV	7,665	1,839,677
ON Semiconductor Corp.(1)	12,889	935,870
QUALCOMM, Inc.	33,521	5,700,246
Texas Instruments, Inc.	27,474	5,675,304
		$108,898,286
Software — 14.6%
Adobe, Inc.(1)	13,342	$6,908,221
ANSYS, Inc.(1)	2,630	837,997
Atlassian Corp., Class A(1)	4,815	764,670
Autodesk, Inc.(1)	6,485	1,786,488
Cadence Design Systems, Inc.(1)	8,239	2,233,016
CrowdStrike Holdings, Inc., Class A(1)	7,003	1,964,131
Datadog, Inc., Class A(1)	9,362	1,077,192
Fortinet, Inc.(1)	23,017	1,784,968
Intuit, Inc.	8,412	5,223,852
Microsoft Corp.	86,596	37,262,259
Palo Alto Networks, Inc.(1)	9,743	3,330,157
Roper Technologies, Inc.	3,226	1,795,075
Synopsys, Inc.(1)	4,622	2,340,535
Workday, Inc., Class A(1)	6,409	1,566,424
Zscaler, Inc.(1)	4,548	777,435
		$69,652,420
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,745	$2,009,542
Ross Stores, Inc.	10,037	1,510,669
		$3,520,211
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	177,130	$41,271,290
Super Micro Computer, Inc.(1)(2)	1,762	733,697
		$42,004,987
Textiles, Apparel & Luxury Goods — 0.2%
lululemon Athletica, Inc.(1)	3,540	$960,579
		$960,579
Trading Companies & Distributors — 0.3%
Fastenal Co.	17,231	$1,230,638
		$1,230,638

CVT
Nasdaq 100 Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.5%
T-Mobile U.S., Inc.	35,109	$ 7,245,093
		$ 7,245,093
Total Common Stocks (identified cost $159,177,347)		$456,629,918

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
Invesco QQQ TM Trust, Series 1(2)	17,500	$ 8,541,225
Total Exchange-Traded Funds (identified cost $7,077,193)		$ 8,541,225

Short-Term Investments — 2.4%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	9,990,302	$ 9,990,302
Total Affiliated Fund (identified cost $9,990,302)		$ 9,990,302

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	586,974	$ 586,974
Total Securities Lending Collateral (identified cost $586,974)		$ 586,974
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(6)	$1,000	$ 969,689
Total U.S. Treasury Obligations (identified cost $967,826)		$ 969,689
Total Short-Term Investments (identified cost $11,545,102)		$ 11,546,965
Total Investments — 100.1% (identified cost $177,799,642)		$476,718,108
Other Assets, Less Liabilities — (0.1)%		$ (253,199)
Net Assets — 100.0%		$476,464,909

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $1,929,408 and the total market value of the collateral received by the Fund was $1,997,169, comprised of cash of $586,974 and U.S. government and/or agencies securities of $1,410,195.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $2,363,097 or 0.5% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Nasdaq 100 Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	26	Long	12/20/24	$10,535,850	$87,040
					$87,040

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,990,302, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,247,792	$53,011,380	$(53,268,870)	$ —	$ —	$9,990,302	$485,391	9,990,302

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$456,629,918(1)	$ —	$ —	$456,629,918
Exchange-Traded Funds	8,541,225	—	—	8,541,225
Short-Term Investments:
Affiliated Fund	9,990,302	—	—	9,990,302
Securities Lending Collateral	586,974	—	—	586,974
U.S. Treasury Obligations	—	969,689	—	969,689
Total Investments	$475,748,419	$969,689	$ —	$476,718,108

CVT
Nasdaq 100 Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$87,040	$ —	$ —	$87,040
Total	$475,835,459	$969,689	$ —	$476,805,148

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.